Organization and Principal Activities (Details)	Dec. 31, 2019 subsidiary item
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Number of Subsidiaries | subsidiary	12
Number of VIE's	4
Number of subsidiaries of VIE's	25